Average Annual Total Returns - Macquarie Tax-Free Pennsylvania Fund	Bloomberg Municipal Bond Index 1 year	Bloomberg Municipal Bond Index 5 years	Bloomberg Municipal Bond Index 10 years	Class A 1 year	Class A 5 years	Class A 10 years	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years	Class C 1 year	Class C 5 years	Class C 10 years	Institutional Class 1 year	Institutional Class 5 years	Institutional Class 10 years
Total	6.40%	2.25%	3.03%	3.98%	1.47%	2.79%	3.98%	1.36%	2.72%	3.92%	1.84%	2.92%	7.16%	1.67%	2.48%	9.10%	2.69%	3.52%